UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4427

WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code:		913-236-2000
Date of fiscal year end:	September 30, 2003
Date of reporting period:	September 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Municipal High Income Fund
Annual Report
September 30, 2003

CONTENTS
3	Manager's Discussion
6	Performance Summary
8	Portfolio Highlights
9	Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
37	Independent Auditors' Report
38	Income Tax Information
39	Directors & Officers
45	Annual Privacy Notice
46	Householding Notice

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal High Income Fund, Inc. current prospectus and current Fund performance information.

MANAGER'S DISCUSSION

September 30, 2003
An interview with Mark J. Otterstrom, CFA, portfolio manager of Waddell & Reed Advisors Municipal High Income Fund, Inc.

This report relates to the operation of Waddell & Reed Advisors Municipal High Income Fund, Inc. for the fiscal year ended September 30, 2003. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?

The Fund's Class A shares decreased 1.37 percent for the fiscal year, including the impact of sales load and, without the sales load impact, increased 3.02 percent for the fiscal year. This compares with the Lehman Brothers Municipal Bond Index (reflecting the performance of securities that generally represent the municipal bond market), which increased 3.89 percent for the period, and the Lipper High Yield Municipal Debt Funds Universe Average (reflecting the performance of funds with similar investment objectives), which increased 3.99 percent for the period. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.

Why did the Fund lag its benchmark index during the fiscal year?

Throughout the last year we worked to increase the credit quality of the Fund. Over 80 percent of the bonds purchased by the Fund carried an investment grade rating. We believed that interest rates were unsustainably low and therefore kept the Fund's duration lower than our benchmark. We purchased higher quality bonds in the intermediate part of the yield curve. This allowed us to pick up a large percentage of the yield curve income. However, this relatively short duration hurt our performance throughout most of the year. When a sell-off in bonds occurred in June and July, it did not result in a parallel shift in the municipal yield curve. There was a flattening of the yield curve with the intermediate part of the curve selling off dramatically. So even though we believe we were ultimately right on our view of the direction in the move of interest rates, the portfolio was not positioned in the optimal part of the curve.

What other market conditions or events influenced the Fund's performance during the fiscal year?

After reaching 40-year lows during June, a weak dollar and improving economy has led to higher interest rates. The economic recovery, in our view, appears to be taking hold. Forward-looking economic indicators suggest the possibility of continued strength through the end of the year. The housing sector and the U.S. consumer have shown surprising resilience over the last few months. Capital spending appears to have begun to expand, profit margins are rising and productivity continues to remain strong. We believe these all suggest that a recovery in the corporate sector is well on its way. The Federal Reserve continues, in our view, to be accommodative. We believe that this could potentially continue through most, if not all, of 2004. The Fed has stated that it is willing to live with a higher level of inflation in order to continue to feed liquidity into this recovery. With job growth still anemic and inflation at relatively low levels, the Fed has plenty of time to be patient, in our opinion.

What strategies and techniques did you employ that specifically affected the Fund's performance?

Cash flow into the Fund remained stable, allowing the Fund's cash reserves to continue to be lowered throughout the year. We continued to look to improve credit quality as the opportunity arose.
Throughout the year, we sold high quality bonds with very short durations and extended into high quality, intermediate duration bonds in an effort to take advantage of a very steep municipal yield curve. We also continued to use very high quality secondary market derivatives in an effort to take advantage of a steep yield curve. These derivatives positions can be quickly reversed when market conditions warrant.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

Throughout the period the Fund was underweight in industrial development bonds, tobacco bonds and airline bonds. These were among the worst performing sectors in the municipal bond industry. At the same time, the Fund was overweight in the health care sector. The Fund benefited greatly by the narrowing in credit spreads of the hospital and life care retirement center bonds it held. Going forward, we anticipate increasing the use of secondary derivatives as we try to take advantage of the steep municipal yield curve. In our view, these securities will likely remain attractive until the Fed dramatically raises short-term rates. We believe this should not happen anytime soon.
We also believe the health care sector continues to offer some opportunities for price appreciation and relatively high income, and we intend to continue to overweight the sector. As the U.S. economy continues to improve, we feel there may be opportunities to selectively buy industrial development bonds. We may also look to invest in the electric revenue and public power sectors. We intend to keep the Fund duration neutral to our peer group and remain fully invested. During this period we believe it is prudent to continue to focus on higher quality bonds and to remain duration neutral.
Sincerely,

Mark J. Otterstrom, CFA
Manager
Waddell & Reed Advisors
Municipal High Income Fund, Inc.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions, and no forecasts can be guaranteed.

Comparison of Change in Value of $10,000 Investment

Waddell & Reed Advisors Municipal High Income Fund, Inc., Class A Shares(1)	$16,069
Lehman Brothers Municipal Bond Index	$17,963
Lipper High Yield Municipal Debt Funds Universe Average	$15,888

	Waddell & Reed Advisors Municipal High Income Fund, Inc., Class A Shares	Lehman Brothers Municipal Bond Index	High Yield Municipal Debt Funds Universe Average

9-30-93 Purchase	$9,575	$10,000	$10,000
9-30-94	9,580	9,756	9,865
9-30-95	10,599	10,848	10,812
9-30-96	11,384	11,504	11,453
9-30-97	12,688	12,542	12,526
9-30-98	13,942	13,635	13,564
9-30-99	13,772	13,540	13,317
9-30-00	13,886	14,376	13,529
9-30-01	14,807	15,873	14,539
9-30-02	15,599	17,291	15,279
9-30-03	16,069	17,963	15,888

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

	Class A	Class B	Class C	Class Y

1-year period ended 9-30-03	-1.37%	-1.75%	2.16%	3.17%
5-year period ended 9-30-03	1.99%	-	-	-
10-year period ended 9-30-03	4.86%	-	-	-
Since inception of Class(3) through 9-30-03	-	2.50%	3.16%	2.89%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 4.25%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

(3)10-5-99 for Class B shares, 10-8-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND

GOAL

Municipal High Income Fund

To seek to provide a high level of income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy

Invests primarily in tax-exempt municipal bonds rated in the lower tier of investment grade or lower, including bonds rated below investment grade, commonly called junk bonds, and lower-quality unrated bonds. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded

1986

Scheduled Dividend Frequency

Declared daily, paid monthly

Performance Summary - Class A Shares

Per Share Data

For the Fiscal Year Ended September 30, 2003

Dividends paid	$0.26

Net asset value on
9-30-03	$ 4.83
9-30-02	4.95

Change per share	$(0.12)

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)

	Class A		Class B
	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	-1.37%	3.02%	-1.75%	2.15%
5-year period ended 9-30-03	1.99%	2.88%	-	-
10-year period ended 9-30-03	4.86%	5.31%	-	-
Since inception of Class(F)	-	-	2.50%	3.14%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	2.16%	3.17%
5-year period ended 9-30-03	-	-
10-year period ended 9-30-03	-	-
Since inception of Class(D)	3.16%	2.89%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)10-8-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

Investing in high income securities may carry a greater risk of nonpayment of interest or principal than higher rated bonds.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND

Portfolio Highlights

On September 30, 2003, Waddell & Reed Advisors Municipal High Income Fund, Inc. had net assets totaling $426,563,355 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal High Income Fund, Inc., for every $100 you had invested on September 30, 2003, your Fund owned:
Hospital Revenue Bonds	$19.81
Life Care/Nursing Center Revenue Bonds	$18.08
Other Municipal Bonds	$15.83
Housing Revenue Bonds	$8.91
Industrial Development Revenue/Pollution Control	$7.57
Cash and Cash Equivalents	$5.83
Special Tax Bonds	$4.38
Airport Revenue Bonds	$4.36
City General Obligation Bonds	$4.29
Education Revenue Bonds	$3.13
Transportation Revenue Bonds	$2.99
Resource Recovery Bonds	$2.50
Derivative Bonds	$2.32

2003 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)

If your Taxable Income is:		Your Marginal Tax Bracket Is

			Equivalent Tax Free Yields
Joint return	Single Return		3%	4%	5%	6%

$0 - 12,000	$0 - 6,000	10%	3.33%	4.44%	5.56%	6.67%
$12,001- 47,450	$6,001-28,400	15%	3.53%	4.71%	5.88%	7.06%
$47,451- 114,650	$28,401- 68,800	27%	4.11%	5.48%	6.85%	8.22%
$114,651- 174,700	$68,801-143,500	30%	4.29%	5.71%	7.14%	8.57%
$174,701- 311,950	$143,501-311,950	35%	4.62%	6.15%	7.69%	9.23%
$311,951 and above	$311,951 and above	38.6%	4.89%	6.51%	8.14%	9.77%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal High Income Fund, Inc.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND

September 30, 2003

MUNICIPAL BONDS	Principal Amount in Thousands	Value

ARIZONA - 2.88%

Hayden-Winkelman Unified School District No. 41 of Gila County, Arizona, Capital Appreciation Refunding Bonds, Series 1995,
0.0%, 7-1-10	$6,145	$4,767,168
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	3,500	3,791,550
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Paradise Education Center Project), Series 2003A,
5.75%, 6-1-24	2,100	1,988,217
The Industrial Development Authority of the County of Gila, Arizona, Environmental Revenue Refunding Bonds (ASARCO Incorporated Project), Series 1998,
5.55%, 1-1-27	4,750	1,745,625

		12,292,560

CALIFORNIA - 2.32%

Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.625%, 6-1-38	7,000	6,909,980
California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Colton Gardens Apartments Project), Series 2003A,
6.25%, 7-1- 42	2,000	2,000,160
Kings County Waste Management Authority, Solid Waste Revenue Bonds, Series 1994 (California),
7.2%, 10-1-14	940	986,351

		9,896,491

COLORADO - 7.84%

Sand Creek Metropolitan District, Adams County and City and County of Denver, Colorado, General Obligation Limited Tax Bonds:
Series 1998,
6.625%, 12-1-17	2,895	2,992,735
Series 1997,
7.125%, 12-1-16	1,955	2,063,796
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,500	4,625,010
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Collegiate Academy of Colorado Project), A Charter School Created by Jefferson County School District R-1, Jefferson County, State of Colorado, Series 2002:

7.5%, 12-15-31	3,000	3,029,610
7.375%, 12-15-21	1,000	1,009,930
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,800	4,015,384
City and County of Denver, Colorado, for and on behalf of its Department of Aviation, Airport System Revenue Refunding Bonds, Series 2002E,
14.047%, 11-15-10 (A)	3,000	3,859,110
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Refunding Series 2002B,
5.5%, 6-15-15	3,000	3,496,470
City and County of Denver, Colorado, Revenue Bonds (Jewish Community Centers of Denver Project), Series 1994:
8.25%, 3-1-24	2,390	2,479,410
7.875%, 3-1-19	815	844,259
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Stargate Charter School Project), Series 2002:
6.0%, 5-1-22	1,605	1,588,966
6.125%, 5-1-33	1,000	989,830
Cordillera Mountain Metropolitan District (Eagle County, Colorado), Subordinate Limited Tax (Convertible to Party Unlimited Tax), General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	1,450	1,487,381
Deer Creek Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Series 2000,
7.625%, 12-1-19	750	978,052

		33,459,943

CONNECTICUT - 2.42%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,251,365
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,622,475
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Edgehill Issue Series A (Fixed Rate),
6.875%, 7-1-27	2,300	2,468,406

		10,342,246

FLORIDA - 6.00%

Broward County, Florida, Airport System Revenue Refunding Bonds, Series E (AMT):
5.375%, 10-1-13	5,100	5,509,377
5.25%, 10-1-11	1,525	1,656,943
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,139,850
Sanford Airport Authority (Florida), Industrial Development Revenue Bonds (Central Florida Terminals, Inc. Project):
Series 1995A,
7.75%, 5-1-21	4,000	3,694,200
Series 1995C,
7.5%, 5-1-21	500	450,550
St. Johns County Industrial Development Authority, Health Care Revenue Bonds, Tax Exempt Series 1997A (Bayview Project),
7.1%, 10-1-26	4,000	3,671,000
Escambia County Health Facilities Authority (Florida), Revenue Bonds (Ascension Health Credit Group), Series 2003A,
5.25%, 11-15-14	1,500	1,645,680
Dade County Industrial Development Authority, Industrial Development Revenue Bonds, Series 1995 (Miami Cerebral Palsy Residential Services, Inc. Project),
8.0%, 6-1-22	1,600	1,635,360
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2000A (AMT),
5.55%, 10-1-13	1,135	1,247,830
City of Fort Walton Beach, First Mortgage Industrial Development Revenue Bonds, Series 1986 (Ft. Walton Beach Ventures Inc. Project),
10.5%, 12-1-16 (B)	1,160	928,000

		25,578,790

GEORGIA - 1.22%

Coffee County Hospital Authority (Georgia), Revenue Anticipation Certificates (Coffee Regional Medical Center, Inc. Project),
Series 1997A,
6.75%, 12-1-16	5,000	5,222,100

ILLINOIS - 5.26%

City of Chicago, Chicago O'Hare International Airport, Second Lien passenger Facility Charge Revenue Bonds, Series 2001A,
10.22%, 7-1-09 (A)	5,000	6,024,063
Illinois Health Facilities Authority, Revenue Bonds, Series 1994 (Holy Cross Hospital Project),
6.75%, 3-1-24	6,650	4,796,246
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.35%, 12-15-24	2,975	2,826,637
6.05%, 12-15-19	1,000	950,420
Illinois Development Finance Authority Revenue Bonds, Series 1993C (Catholic Charities Housing Development Corporation Project),
6.1%, 1-1-20	2,500	2,557,375
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C,
5.5%, 1-1-21	2,000	2,124,860
Village of Hodgkins, Cook County, Illinois Tax Increment Revenue Refunding Bonds, Series 1995A,
7.625%, 12-1-13	1,750	1,852,795
Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998 (Lifelink Corporation Obligated Group),
5.7%, 2-15-24	1,750	1,324,313

		22,456,709

IOWA - 1.52%

City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,983,150
City of Creston, Iowa, Industrial Development Revenue Bonds, Series 1997A (CF Processing, L.C. Project),
8.0%, 8-1-26 (B)	5,000	2,500,000

		6,483,150

KANSAS - 2.20%

City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,394,216
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
6.5%, 1-15-28	4,000	3,200,000
Kansas Development Finance Authority, Multifamily Housing Revenue Bonds, Series 1998K (Pioneer Olde Town Apartments Project),
6.5%, 10-1-30	3,200	2,798,656

		9,392,872

KENTUCKY - 1.38%

Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement Revenue Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project),
5.875%, 10-1-22	5,400	4,832,028
County of Perry, Kentucky, Solid Waste Disposal Revenue Bonds (TJ International Project), Series 1994,
7.0%, 6-1-24	1,000	1,038,390

		5,870,418

LOUISIANA - 2.20%

Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bond Anticipation Notes (Kingston Point and Camelot Apartments Project), Series 2001A,

6.25%, 12-15-03	4,000	4,010,760
Louisiana Public Facilities Authority, Revenue Bonds (Progressive Healthcare Providers/Louisiana, Inc. Project), Series 1998:
6.375%, 10-1-20	2,000	1,547,320
6.375%, 10-1-28	2,000	1,465,860
5.75%, 10-1-03	315	315,000
Board of Commissioners of the Port of New Orleans, Industrial Development Revenue Refunding Bonds (Continental Grain Company Project), Series 1993,
7.5%, 7-1-13	2,000	2,045,260

		9,384,200

MAINE - 2.19%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series 1999A:
7.55%, 1-1-29	5,000	5,111,600
7.5%, 1-1-19	1,000	1,022,790
Maine Veterans' Homes, Revenue Bonds, 1995 Series,
7.75%, 10-1-20	2,810	3,226,526

		9,360,916

MARYLAND - 0.61%

Maryland Economic Development Corporation, Senior Lien Revenue Bonds (Rocky Gap Golf Course and Hotel/Meeting Center Project), Series 1996 A,
8.375%, 10-1-09	3,250	2,600,000

MASSACHUSETTS - 2.55%

Massachusetts Industrial Finance Agency: First Mortgage Revenue Bonds, Reeds Landing Project, Series 1993,
7.1%, 10-1-28	7,500	7,513,500
Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,367,525
5.5%, 12-1-13	1,000	979,370

		10,860,395

MINNESOTA - 0.24%

City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	1,000	1,034,970

MISSISSIPPI - 0.24%

Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (Southwest Mississippi Regional Medical Center), Series 2003,
5.75%, 4-1-23	1,000	1,005,470

MISSOURI - 9.00%

Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri:
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,554,325
Eastland Center Project Phase II, Series 2002,
6.0%, 4-1-21	2,100	2,246,559
Eastland Center Project Phase IV, Series 2000B,
5.125%, 4-1-22	875	910,744
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,018,360
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,535	3,563,987
The Industrial Development Authority of the City of Kansas City, Missouri: Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
8.0%, 9-1-16	2,000	2,079,220
Multifamily Housing Revenue Bonds (Village Green Apartments Project), Series 1998,
6.25%, 4-1-30	1,690	1,469,861
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	3,440	3,545,539
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,532,977
Missouri Housing Development Commission, Multifamily Housing Revenue Bonds (The Mansion Apartments Phase II Project), Series 1999,
6.17%, 4-1-32	3,915	3,455,144
The Industrial Development Authority of the City of St. Louis, Missouri, Industrial Revenue Refunding Bonds (Kiel Center Multipurpose Arena Project), Series 1992,
7.75%, 12-1-13	3,335	3,429,280
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,207,392
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,093,200
Johnson County, Missouri, Hospital Revenue Bonds (Western Missouri Medical Center Project), Series 2000,
6.0%, 6-1-25	1,515	1,654,456
The Thirty-Ninth Street Transportation Development District, Independence, Missouri, Revenue Bonds (Initial Thirty-Ninth Street Improvement Project), Series 2003:
5.5%, 3-1-22	750	743,108
5.25%, 9-1-18	500	495,895
The Industrial Development Authority of Callaway County, Missouri, Industrial Development Revenue Bonds (A.P. Green Refractories Co. Project), Series 1984,
8.6%, 11-1-14 (B)	900	405,000

		38,405,047

NEVADA - 0.63%

Reno-Sparks Convention & Visitors Authority, Nevada, Limited Obligation Medium-Term Refunding Bonds, Series November 1, 1996,
6.0%, 11-1-06	2,640	2,676,590

NEW HAMPSHIRE - 1.07%

New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.75%, 7-1-22	3,000	2,989,470
5.0%, 7-1-12	625	647,800
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	1,060	919,200

		4,556,470

NEW JERSEY - 3.39%

New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth):
Refunding Series 2002,
5.5%, 4-1-12	5,955	6,285,503
Series 1998A,
6.375%, 4-1-18	2,385	2,955,039
First Mortgage Revenue Fixed Rate Bonds (Winchester Gardens at Ward Homestead Project), Series 1996A,
8.625%, 11-1-25	3,000	3,182,010
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds, The Cooper Health System Obligated Group Issue, Series 1997:
6.0%, 2-15-27	1,250	1,122,900
5.875%, 2-15-15	1,000	928,980

		14,474,432

NEW MEXICO - 1.35%

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc. Project), Series 1998:
5.375%, 6-1-18	4,020	3,270,672
5.5%, 6-1-28	2,000	1,513,460
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc. Project), Series 1998,
4.85%, 6-1-08	1,070	962,016

		5,746,148

NEW YORK - 6.32%

Suffolk County Industrial Development Agency (New York): Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	5,000	4,979,450
Continuing Care Retirement Community: Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,027,880
First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,581,435
Triborough Bridge and Tunnel Authority, General Revenue Refunding Bonds, Series 2002B,
5.25%, 11-15-13	5,000	5,676,000
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,840,130
County of Erie, New York, General Obligation Serial Bonds and Revenue Anticipation Notes, Public Improvement Serial Bonds - Series 2002A,
5.0%, 9-1-15	2,500	2,742,725
Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003A (State Contingency Contract Secured),
5.5%, 6-1-18	2,500	2,675,675
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project):
Series 2001B,
7.125%, 7-1-31	1,455	1,502,011
Series 2001A,
7.125%, 7-1-31	1,000	1,032,310
Dormitory Authority of the State of New York, Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,000	889,780

		26,947,396

NORTH CAROLINA - 1.49%

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding:
Series 2003D,
5.5%, 1-1-14	2,000	2,179,720
Series 2003A,
5.5%, 1-1-12	2,000	2,178,020
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
8.0%, 3-1-29	2,050	1,994,547

		6,352,287

NORTH DAKOTA - 0.67%

City of Grand Forks, North Dakota, Senior Housing Revenue Bonds (4000 Valley Square Project), Series 1997:
6.25%, 12-1-34	2,000	1,706,340
6.375%, 12-1-34	1,305	1,133,001

		2,839,341

OHIO - 0.83%

City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,960	3,525,628

OKLAHOMA - 1.85%

The Oklahoma Development Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Inverness Village Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 2-1-32	7,000	7,187,600
Trustees of the Oklahoma Ordnance Works Authority, Industrial Development Revenue Refunding Bonds (A.P. Green Industries, Inc. Project), Series 1992,
8.5%, 5-1-08 (B)	1,600	720,000

		7,907,600

OREGON - 0.18%

Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (B)	3,000	750,000

PENNSYLVANIA - 7.84%

Allegheny County Hospital Development Authority: Health System Revenue Bonds, Series 2000B (West Penn Allegheny Health System),
9.25%, 11-15-22	9,000	8,863,830
Hospital Revenue Bonds, Series 1997 (St. Francis Medical Center Project):
5.75%, 5-15-27	4,000	3,450,720
5.5%, 5-15-06	1,000	934,200
5.5%, 5-15-07	1,000	925,100
The Borough of Langhorne Manor Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	3,800	3,770,398
7.35%, 7-1-22	2,000	1,946,240
Delaware County Authority (Pennsylvania), First Mortgage Revenue Bonds, Series 1994 (Riddle Village Project),
8.25%, 6-1-22	3,775	4,045,290
Montgomery County Higher Education & Health Authority, Hospital Revenue Bonds, Series 1996B (Montgomery Hospital Medical Center Project),
6.6%, 7-1-10	3,210	3,332,301
Clearfield Hospital Authority, Hospital Revenue and Refunding Bonds (Clearfield Hospital Project), Series 1994,
6.875%, 6-1-16	2,865	2,925,996
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	2,495	2,606,826
New Castle Area Hospital Authority, Hospital Revenue Refunding Bonds (St. Francis Hospital of New Castle), Series 1992A,
6.5%, 11-15-09 (B)	704	660,239

		33,461,140

RHODE ISLAND - 0.80%

City of Providence, Rhode Island, Special Obligation Tax Increment Bonds, Series D,
6.65%, 6-1-16	2,000	1,982,920
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.75%, 10-1-14	1,400	1,423,296

		3,406,216

SOUTH CAROLINA - 2.58%

Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset- Backed Bonds, Series 2001B (Tax-Exempt),
6.375%, 5-15-28	8,750	7,563,588
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1997 (McCormick Health Care Center Project),
7.0%, 3-1-18	2,530	2,458,426
Connector 2000 Association, Inc., Toll Road Revenue Bonds (Southern Connector Project, Greenville, South Carolina), Senior Capital Appreciation Bonds,
Series 1998B:
0.0%, 1-1-35	17,000	621,350
0.0%, 1-1-36	11,000	375,430

		11,018,794

TENNESSEE - 0.23%

Upper Cumberland Gas Utility District (of Cumberland County, Tennessee), Gas System Revenue Bonds, Series 1996,
7.0%, 3-1-16 (B)	1,400	980,000

TEXAS - 7.55%

Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue Bonds (Carillon, Inc. Project), Series 1999A,
6.5%, 7-1-19	7,795	6,023,586
Lufkin Health Facilities Development Corporation, Health System: Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	3,715	3,654,223
Revenue Bonds (Memorial Health System of East Texas), Series 1998,
5.0%, 2-15-08	2,425	2,332,874
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.5%, 11-15-29	4,000	4,131,760
7.25%, 11-15-19	1,000	1,028,860
AllianceAirport Authority, Inc., Special Facilities Revenue Bonds, Series 1996 (Federal Express Corporation Project),
6.375%, 4-1-21	4,000	4,195,320
Tarrant County Housing Finance Corporation, Multifamily Housing Revenue Notes (Quail Ridge Apartments Project), Series 2002A,
6.25%, 3-1-04	4,100	4,128,536
City of Houston Housing Corporation No. 1, First Lien Revenue Refunding Bonds, Series 1996 (6800 Long Drive Apartments - Section 8 New Construction Program), Houston, Texas,
6.625%, 2-1-20	2,305	2,367,512
City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000A (AMT),
5.625%, 7-1-20	2,150	2,277,645
Alvarado Industrial Development Corporation, Industrial Development Revenue Bonds (Rich-Mix Products of Texas, Inc. Project), Series 1996,
7.75%, 3-1-10	2,030	2,067,088

		32,207,404

UTAH - 0.80%

Utah Housing Finance Agency, Revenue Bonds (RHA Community Services of Utah, Inc. Project), Series 1997A,
6.875%, 7-1-27	2,430	2,359,190
Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project):
Series 1999A,
7.1%, 8-15-23	1,039	994,801
Series 1999B,
0.0%, 8-15-24	390	73,495

		3,427,486

VIRGINIA - 2.14%

Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,400	3,310,342
Fairfax County Redevelopment and Housing Authority, Multifamily Housing Revenue Refunding Bonds (Burke Shire Commons Apartments Project), Series 1996,
7.6%, 10-1-36	3,000	3,245,940
Pocahontas Parkway Association, Route 895 Connector, Toll Road Revenue Bonds, Senior Capital Appreciation Bonds, Series 1998B,
0.0%, 8-15-18	9,000	2,566,530

		9,122,812

WASHINGTON - 1.22%

Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,790	3,919,542
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,142	1,276,448

		5,195,990

WEST VIRGINIA - 0.62%

Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds (TJ International Project), Series 1995,
7.0%, 7-15-25	2,500	2,633,775

WISCONSIN - 2.54%

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1995: National Regency of New Berlin, Inc. Project,
8.0%, 8-15-25	4,310	4,428,568
Hess Memorial Hospital Association, Inc. Project,
7.75%, 11-1-15	4,400	4,416,280
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,968,312

		10,813,160

TOTAL MUNICIPAL BONDS - 94.17%

		$401,688,946

(Cost: $410,321,600)

TOTAL SHORT-TERM SECURITIES - 3.90%

		$16,636,657

(Cost: $16,636,657)

TOTAL INVESTMENT SECURITIES - 98.07%

		$418,325,603

(Cost: $426,958,257)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.93%

		8,237,752

NET ASSETS - 100.00%

		$426,563,355

Notes to Schedule of Investments

(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2003.
(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL HIGH INCOME FUND

September 30, 2003

(In Thousands, Except for Per Share Amounts)

ASSETS

Investment securities - at value (cost-$426,958) (Notes 1 and 3)	$418,326
Receivables:
Interest	8,116
Investment securities sold	4,929
Fund shares sold	598
Prepaid registration fees	26
Prepaid insurance premium	7

Total assets	432,002

LIABILITIES

Due to custodian	4,087
Payable to Fund shareholders	1,015
Dividends payable	128
Accrued service fee (Note 2)	83
Accrued shareholder servicing (Note 2)	52
Accrued accounting and administrative services fees (Note 2)	11
Accrued management fee (Note 2)	6
Accrued distribution fee (Note 2)	4
Other	53

Total liabilities	5,439

Total net assets	$426,563

NET ASSETS

$1.00 par value capital stock:
Capital stock	$88,244
Additional paid-in capital	373,106
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	431
Accumulated undistributed net realized loss on investment transactions	(26,585)
Net unrealized depreciation in value of investments	(8,633)
Net assets applicable to outstanding units of capital	$426,563
Net asset value per share (net assets divided by shares outstanding):
Class A	$4.83
Class B	$4.83
Class C	$4.83
Class Y	$4.83
Capital shares outstanding:
Class A	84,217
Class B	1,226
Class C	980
Class Y	1,821
Capital shares authorized	300,000

STATEMENT OF OPERATIONS

MUNICIPAL HIGH INCOME FUND

For the Fiscal Year Ended September 30, 2003

(In Thousands)

INVESTMENT INCOME

Interest and amortization (Note 1B)	$28,219

Expenses (Note 2):
Investment management fee	2,278
Service fee:
Class A	982
Class B	13
Class C	13
Shareholder servicing:
Class A	428
Class B	10
Class C	9
Class Y	7
Distribution fee:
Class A	35
Class B	39
Class C	38
Legal fees	104
Accounting and administrative services fees	86
Custodian fees	26
Audit fees	19
Other	154

Total expenses	4,241

Net investment income	23,978

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3)

Realized net loss on investments	(4,637)
Unrealized depreciation in value of investments during the period	(6,108)

Net loss on investments	(10,745)

Net increase in net assets resulting from operations	$13,233

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL HIGH INCOME FUND

(In Thousands)

	For the fiscal year ended September 30,

	2003

		2002

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$23,978	$23,235
Realized net loss on investments	(4,637)	(5,413)
Unrealized appreciation (depreciation)	(6,108)	4,854

Net increase in net assets resulting from operations	13,233	22,676

Distributions to shareholders from net investment income (Note 1D):(1)
Class A	(22,847)	(22,749)
Class B	(239)	(171)
Class C	(231)	(181)
Class Y	(230)	(134)

	(23,547)	(23,235)

Capital share transactions (Note 5)	(12,650)	25,377

Total increase (decrease)	(22,964)	24,818
NET ASSETS

Beginning of period	449,527	424,709

End of period	$426,563	$449,527

Undistributed net investment income	$431	$-

(1)See "Financial Highlights" on pages 27 - 30.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND

Class A Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,

	2003

		2002

			2001

				2000

					1999

Net asset value, beginning of period	$4.95	$4.96	$4.92	$5.19	$5.69

Income (loss) from investment operations:
Net investment income	0.26	0.26	0.28	0.30	0.31
Net realized and unrealized gain (loss) on investments	(0.12)	(0.01)	0.04	(0.27)	(0.37)

Total from investment operations	0.14	0.25	0.32	0.03	(0.06)

Less distributions: Declared from net investment income	(0.26)	(0.26)	(0.28)	(0.30)	(0.31)

From capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.13)

Total distributions	(0.26)	(0.26)	(0.28)	(0.30)	(0.44)
Net asset value, end of period	$4.83	$4.95	$4.96	$4.92	$5.19

Total return(1)	3.02%	5.35%	6.64%	0.83%	-1.22%
Net assets, end of period (in millions)	$407	$431	$419	$417	$510
Ratio of expenses to average net assets	0.96%	1.03%	1.02%	0.94%	0.87%
Ratio of net investment income to average net assets	5.54%	5.39%	5.61%	6.08%	5.59%
Portfolio turnover rate	22.57%	22.72%	22.37%	22.41%	26.83%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND

Class B Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the period from 10-5-99(1) through

	2003

		2002

			2001	9-30-00

Net asset value, beginning of period	$4.95	$4.96	$4.92	$5.16

Income (loss) from investment operations:
Net investment income	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	(0.12)	(0.01)	0.04	(0.24)

Total from investment operations	0.10	0.21	0.27	0.01

Less distributions:
Declared from net investment income	(0.22)	(0.22)	(0.23)	(0.25)
From capital gains	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.22)	(0.22)	(0.23)	(0.25)

Net asset value, end of period	$4.83	$4.95	$4.96	$4.92

Total return	2.15%	4.46%	5.71%	0.29%
Net assets, end of period (in millions)	$6	$5	$3	$1
Ratio of expenses to average net assets	1.80%	1.85%	1.91%	1.89	%(2)
Ratio of net investment income to average net assets	4.71%	4.56%	4.68%	5.16	%(2)
Portfolio turnover rate	22.57%	22.72%	22.37%	22.41	%(3)

(1)Commencement of operations of the class. (2)Annualized. (3)For the fiscal year ended September 30, 2000.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND

Class C Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the period from 10-8-99(1) through

	2003

		2002

			2001	9-30-00

Net asset value, beginning of period	$4.95	$4.96	$4.92	$5.16

Income (loss) from investment operations:
Net investment income	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	(0.12)	(0.01)	0.04	(0.24)

Total from investment operations	0.10	0.21	0.27	0.01

Less distributions:
Declared from net investment income	(0.22)	(0.22)	(0.23)	(0.25)
From capital gains	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.22)	(0.22)	(0.23)	(0.25)

Net asset value, end of period	$4.83	$4.95	$4.96	$4.92

Total return	2.16%	4.49%	5.74%	0.26%
Net assets, end of period (in millions)	$5	$5	$3	$1
Ratio of expenses to average net assets	1.80%	1.84%	1.84%	1.91	%(2)
Ratio of net investment income to average net assets	4.70%	4.58%	4.72%	5.13	%(2)
Portfolio turnover rate	22.57%	22.72%	22.37%	22.41	%(3)

(1)Commencement of operations of the class. (2)Annualized. (3)For the fiscal year ended September 30, 2000.

FINANCIAL HIGHLIGHTS

MUNICIPAL HIGH INCOME FUND

Class Y Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,				For the period from 12-30-98(1) to	For the period from 7-1-98(1) to

	2003

		2002

			2001

				2000	9-30-99	8-25-98

Net asset value, beginning of period	$4.95	$4.96	$4.92	$5.19	$5.65		$5.64

Income (loss) from investment operations:
Net investment income	0.27	0.26	0.27	0.30	0.24		0.05
Net realized and unrealized gain (loss) on investments	(0.12)	(0.01)	0.04	(0.27)	(0.33)		0.01

Total from investment operations	0.15	0.25	0.31	0.03	(0.09)		0.06

Less distributions:
Declared from net investment income	(0.27)	(0.26)	(0.27)	(0.30)	(0.24)		(0.05)
From capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.13)		(0.00)

Total distributions	(0.27)	(0.26)	(0.27)	(0.30)	(0.37)		(0.05)

Net asset value, end of period	$4.83	$4.95	$4.96	$4.92	$5.19		$5.65

Total return	3.17%	5.35%	6.45%	0.97%	-1.53%		1.07%
Net assets, end of period (000 omitted)	$8,801	$8,646	$2	$18	$2		$0
Ratio of expenses to average net assets	0.80%	0.63%	1.93%	1.08%	0.80	%(2)	0.61	%(2)
Ratio of net investment income to average net assets	5.76%	5.68%	4.72%	5.96%	5.68	%(2)	5.99	%(2)
Portfolio turnover rate	22.57%	22.72%	22.37%	22.41%	26.83	%(3)	35.16	%(2)
(1)Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.
(2)Annualized.
(3)For the fiscal year ended September 30, 1999.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.
C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.
D. Dividends and distributions - All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.
E. Change in Accounting Principle - Effective October 1, 2001, the Fund adopted the new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, that requires mandatory amortization of all premiums and discounts on debt securities. The cumulative effect of this required change had no impact on the total net assets of the Fund, but resulted in a $430,778 increase to the cost of securities held and a corresponding increase to accumulated undistributed net investment income. The effect of this change during the period was to increase net investment income and decrease unrealized depreciation by $430,778. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund also reimbursed WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At September 30, 2003, additional security costs amounted to $20,307, which are included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. Prior to July 1, 2003, for these services, the Fund paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,000
From	$25 to	$50	$22,000
From	$50 to	$100	$33,000
From	$100 to	$200	$44,000
From	$200 to	$350	$55,000
From	$350 to	$550	$66,000
From	$550 to	$750	$77,000
From	$750 to	$1,000	$93,500
	$1,000 and Over		$110,000

After July 1, 2003, for these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $549,347. During the period ended September 30, 2003, W&R received $8,394 and $1,446 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $358,522 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $25,503, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than United States Government securities and short-term securities, aggregated $93,326,832, while proceeds from maturities and sales aggregated $92,947,503. Purchases of short-term securities aggregated $1,167,292,320, while proceeds from maturities and sales aggregated $1,188,128,760. No United States Government securities were purchased or sold during the period ended September 30, 2003.

For Federal income tax purposes, cost of investments owned at September 30, 2003 was $426,527,479, resulting in net unrealized depreciation of $8,201,876, of which $15,392,135 related to appreciated securities and $23,594,011 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$23,420,066
Distributed ordinary income	23,485,048
Undistributed ordinary income	553,173

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	3,929,709

Post-October losses deferred	4,994,251

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2009	$6,187,770
September 30, 2010	11,473,462
September 30, 2011	3,929,709

Total carryover	$21,590,941

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the fiscal year ended September 30,
	2003	2002

Shares issued from sale of shares:
Class A	6,757	12,949
Class B	476	386
Class C	300	683
Class Y	12,527	5,529
Shares issued from reinvestment of dividends:
Class A	3,690	3,630
Class B	43	33
Class C	44	34
Class Y	47	27
Shares redeemed:
Class A	(13,348)	(13,813)
Class B	(220)	(67)
Class C	(358)	(401)
Class Y	(12,500)	(3,810)

Increase (decrease) in outstanding capital shares	(2,542)	5,180

Value issued from sale of shares:
Class A	$32,508	$63,393
Class B	2,311	1,890
Class C	1,457	3,343
Class Y	60,590	26,994
Value issued from reinvestment of dividends:
Class A	18,168	17,782
Class B	213	159
Class C	214	168
Class Y	228	133
Value redeemed:
Class A	(64,602)	(67,588)
Class B	(1,064)	(326)
Class C	(1,731)	(1,942)
Class Y	(60,942)	(18,629)

Increase (decrease) in outstanding capital	$(12,650)	$25,377

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") as of September 30, 2003, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal High Income Fund, Inc. as of September 30, 2003, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 7, 2003

INCOME TAX INFORMATION

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 2003:

	PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
	For Individuals			For Corporations
Record Date	Ordinary Income	Long-Term Capital Gain	Exempt Interest	Non- Qualifying	Long-Term Capital Gain	Exempt Interest

Class A, B, C and Y

October 2002 through December 2002	0.45214%	-%	99.54786%	0.45214%	-%	99.54786%
January 2003 through September 2003	0.82733%	-%	99.17267%	0.82733%	-%	99.17267%

NON-QUALIFYING DIVIDENDS - The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The actual taxable amount of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

The Board of Directors of Waddell & Reed Advisors
Municipal High Income Fund, Inc

The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and the Ivy Family of Funds. The Advisors Fund Complex is comprised of each of the funds in the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. The Ivy Family of Funds is comprised of each of the funds in the Ivy Funds, Inc. and the Ivy Funds, a Massachusetts business trust.

Each of the individuals listed below serves as a director for each of the portfolios within the Advisors Fund Complex, with the exception of Robert L. Hechler, who is not a Director for each of the funds in the W&R Target Funds, Inc. Eleanor B. Schwartz, Joseph Harroz, Jr., Henry J. Herrmann and Keith A. Tucker also serve as directors or trustees of each of the funds in the Ivy Family of Funds.

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly owned subsidiaries, including W&R, WRIMCO and WRSCO.

Disinterested Directors

James M. Concannon (56)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School (1988 to present); Dean, Washburn Law School (1988 to 2001)
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

John A. Dillingham (64)
4040 Northwest Claymont Drive, Kansas City, MO 64116
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. (1980 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises
Other Directorships held by Director: Chairman, Kansas City Municipal Assistance Corp., a bonding authority; Director, Salvation Army

David P. Gardner (70)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1998
Principal Occupation During Past 5 Years: President, William and Flora Hewlett Foundation (1993 to 1999)
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp. and The Salzburg Seminar

Linda K. Graves (50)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1995
Principal Occupation During Past 5 Years: Shareholder/Attorney, Levy & Craig, P.C. (on leave of absence, 1994 to present); First Lady of Kansas (1995 to 2003);
Other Directorships held by Director: None

Joseph Harroz, Jr. (36)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 68
Director since: 1998
Principal Occupations During Past 5 Years: Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)
Other Directorships held by Director: None

John F. Hayes (83)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1988
Principal Occupation During Past 5 Years: Shareholder, Gilliland & Hayes, PA, a law firm
Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp.

Glendon E. Johnson (79)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1971
Principal Occupations During Past 5 Years: formerly, Chief Executive Officer and Director, John Alden Financial Corp. (1987 to 1998)
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (66)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 68
Director since: 1995
Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City (2003 to present); Professor of Business Administration, University of Missouri at Kansas City (1980 to 2003); Chancellor, University of Missouri at Kansas City (1991 to 1999)
Other Directorships held by Director: None

Frederick Vogel III (68)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1971
Principal Occupation During Past 5 Years: Retired
Other Directorships held by Director: None

Interested Directors

Robert L. Hechler (66)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer
Number of portfolios overseen by Director: 24
Director since: 1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to 2003); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director: None

Henry J. Herrmann (60)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director and President; formerly, Vice President
Number of portfolios overseen by Director: 68
Director since: 1998; President since: 2001
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of each of the Funds in the Fund Complex (2001 to present); Director of each of the Funds in the Fund Complex (1998 to present); President of Ivy Fund (2002 to present); Treasurer of WDR (1998 to 1999)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Chairman of the Board and Director, Ivy Services, Inc. (ISI) an affiliate of WDR; Director of W&R; Director of WRIMCO

Frank J. Ross, Jr. (50)
Polsinelli, Shalton & Welte, 700 West 47th Street, Suite 1000, Kansas City, MO 64112
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm (1980 to present)
Other Directorships held by Director: Director, Columbian Bank & Trust

Keith A. Tucker (58)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President
Number of portfolios overseen by Director: 68
Director since: 1993; Chairman of the Board of Directors since: 1998
Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Chairman of the Board of Directors of each of the Funds in the Fund Complex (1998 to present); Director of each of the Funds in the Fund Complex (1993 to present); Principal Financial Officer of WDR (1998 to 1999); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998);
Other Directorships held by Director: None

Officers

Theodore W. Howard (61)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Officer since: Treasurer and Principal Accounting Officer since 1976; Vice President since 1987; Principal Financial Officer since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Treasurer and Principal Accounting Officer of each of the Funds in the Fund Complex (1976 to present); Vice President of each of the Funds in the Fund Complex (1987 to present); Principal Financial Officer of each of the Funds in the Fund Complex (2002 to present); Vice President of Ivy Fund (2002 to present); Treasurer of Ivy Fund (since 2003); Assistant Treasurer of Ivy Fund (2002 to 2003); Vice President of WRSCO (1988 to 2001)
Directorships held: None

Kristen A. Richards (35)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Secretary and Associate General Counsel
Officer since: Vice President, Secretary and Associate General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President and Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Secretary of Ivy Fund (2002 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)
Directorships held: None

Daniel C. Schulte (37)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Assistant Secretary and General Counsel
Officer since: Vice President, Assistant Secretary and General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Vice President and General Counsel of WDR (2000 to present); Assistant Secretary of WDR (2003 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President of ISI (2002 to present); Senior Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Assistant Secretary of Ivy Fund (2002 to present); Secretary of WDR (2000 to 2003); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)
Directorships held: None

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, Ivy Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy

At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information

Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right

If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355
Our INTERNET address is:
http://www.waddell.com
For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS.

As of September 30, 2003, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Registrant has determined that Glendon E. Johnson, Sr. is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that such controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Attached hereto as Exhibit 99.CODE.

(b)(1) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.CERT.

(b)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By: /s/Kristen A. Richards
------------------------------
Kristen A. Richards, Vice President and Secretary

Date: December 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Henry J. Herrmann
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Henry J. Herrmann, President and Principal Executive Officer

Date: December 5, 2003

By: /s/Theodore W. Howard
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Theodore W. Howard, Treasurer and Principal Financial Officer

Date: December 5, 2003